Earnings per share - Schedule of Reconciliation Profit and Share Data Used in the Basic and Diluted Earnings per Share ("EPS") Computations (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Profit for the year	$ 205,873	$ 166,158	$ 92,040
Basic earnings per share (in dollars per share)	$ 5.60	$ 4.55	$ 2.54
Diluted earnings per share (in dollars per share)		$ 4.55	$ 2.54
Weighted average of common shares outstanding applicable to basic EPS (in shares)	36,740	36,481	36,304
Weighted average of common shares outstanding applicable to diluted EPS (in shares)		36,481	36,304